DEI	12 Months Ended
Dec. 31, 2019 shares
Document Information [Abstract]
Entity Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Entity Central Index Key	0000915191
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	40-F
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2019
Entity Common Stock, Shares Outstanding	26,831,069
Entity Current Reporting Status	Yes